Schedule of Investment (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about investment property [abstract]
Investment property at beginning of period	$ 722,515
Additions other than through business combinations, investment property	2,465,000	722,515
Increase (decrease) through net exchange differences, investment property	(1,124,791)
Acquisitions through business combinations, investment property	3,089,299
Investment property at end of period	$ 5,152,023	$ 722,515